MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.4%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $   933,680
------------------------------------------------------------------------
                                                             $   933,680
------------------------------------------------------------------------
Education -- 11.7%
------------------------------------------------------------------------
     $  400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                             $   370,696
      1,000        Massachusetts HEFA, (Boston College),
                   5.375%, 6/1/14                              1,014,450
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        480,590
        500        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 468,420
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,030,927
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  718,147
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                490,970
------------------------------------------------------------------------
                                                             $ 4,574,200
------------------------------------------------------------------------
Electric Utilities -- 2.6%
------------------------------------------------------------------------
     $1,000        Massachusetts Municipal Wholesale
                   Electric Co., 5.70%, 7/1/01               $ 1,008,110
------------------------------------------------------------------------
                                                             $ 1,008,110
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.3%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/01/05,
                   5.75%, 3/1/18                             $   834,698
        860        Massachusetts HEFA, (Fairview Extended
                   Care), Prerefunded to 1/1/01,
                   10.125%, 1/1/11                               889,395
        417        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         429,704
      2,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         1,880,840
        400        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, (FGIC),
                   5.125%, 1/1/23                                375,720
------------------------------------------------------------------------
                                                             $ 4,410,357
------------------------------------------------------------------------
General Obligations -- 11.0%
------------------------------------------------------------------------
     $  500        Burlington, 5.00%, 2/1/15                 $   487,725
        500        Burlington, 5.00%, 2/1/16                     482,570
      1,000        Massachusetts, 5.00%, 11/1/14                 970,920
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $  215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                  $   217,343
      2,500        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,110,950
      1,000        Woods Hole, Martha's Vineyard and
                   Nantucket Steamship Authority,
                   6.60%, 3/1/03                               1,046,350
------------------------------------------------------------------------
                                                             $ 4,315,858
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.5%
------------------------------------------------------------------------
     $  200        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   177,986
        450        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     406,809
------------------------------------------------------------------------
                                                             $   584,795
------------------------------------------------------------------------
Hospital -- 20.4%
------------------------------------------------------------------------
     $  750        Massachusetts HEFA, (Caritas Christi
                   Obligated Group), 5.70%, 7/1/15           $   648,067
        500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                    528,060
      3,000        Massachusetts HEFA, (Daughters of
                   Charity), 5.75%, 7/1/02                     3,063,660
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                689,473
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     655,425
        860        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                      760,584
      1,335        Massachusetts HEFA, (North Adams
                   Regional Hospital), 6.25%, 7/1/04           1,374,249
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        246,413
------------------------------------------------------------------------
                                                             $ 7,965,931
------------------------------------------------------------------------
Industrial Development Revenue -- 0.9%
------------------------------------------------------------------------
     $  350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                            $   335,748
------------------------------------------------------------------------
                                                             $   335,748
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.4%
------------------------------------------------------------------------
     $2,000        Massachusetts Municipal Wholesale
                   Electric Co., (AMBAC), 6.625%, 7/1/03     $ 2,106,920
------------------------------------------------------------------------
                                                             $ 2,106,920
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 11.1%
------------------------------------------------------------------------
     $  750        Haverhill, (FGIC), 5.00%, 6/15/17         $   705,000
      2,000        Massachusetts Bay Transportation
                   Authority, (AMBAC), 5.25%, 3/1/11           2,070,600
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12         998,600
        535        Randolph, (FGIC), 5.25%, 4/1/11               547,803
------------------------------------------------------------------------
                                                             $ 4,322,003
------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 2.6%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $ 1,008,550
------------------------------------------------------------------------
                                                             $ 1,008,550
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.3%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,686,350
------------------------------------------------------------------------
                                                             $ 1,686,350
------------------------------------------------------------------------
Nursing Home -- 4.6%
------------------------------------------------------------------------
     $  490        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   438,036
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 503,964
        860        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                874,904
------------------------------------------------------------------------
                                                             $ 1,816,904
------------------------------------------------------------------------
Pooled Loans -- 3.9%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $   858,636
        680        Massachusetts Water Pollution Abatement
                   Trust, 5.25%, 8/1/14                          681,612
------------------------------------------------------------------------
                                                             $ 1,540,248
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   501,432
        500        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 427,610
------------------------------------------------------------------------
                                                             $   929,042
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                             $   490,505
------------------------------------------------------------------------
                                                             $   490,505
------------------------------------------------------------------------
Transportation -- 1.0%
------------------------------------------------------------------------
     $  400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), 5.30%, 7/1/09            $   395,036
------------------------------------------------------------------------
                                                             $   395,036
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $38,776,832)                             $38,424,237
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $   653,528
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $39,077,765
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 20.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 13.5% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $21,182,964        $40,552,968        $38,776,832
   Unrealized appreciation
      (depreciation)                             129,767           (238,261)          (352,595)
-------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $21,312,731        $40,314,707        $38,424,237
-------------------------------------------------------------------------------------------------
Cash                                         $        --        $   105,072        $   117,612
Interest receivable                              282,041            830,232            537,244
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $21,594,772        $41,250,011        $39,079,093
-------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts          $     1,562        $        --        $        --
Due to bank                                       16,180                 --                 --
Payable to affiliate for Trustees' fees               37                211                137
Accrued expenses                                   2,320              2,734              1,191
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    20,099        $     2,945        $     1,328
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $21,434,179        $41,485,327        $39,430,360
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                           140,494           (238,261)          (352,595)
-------------------------------------------------------------------------------------------------
TOTAL                                        $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $32,490,520        $49,338,137        $17,032,367        $35,472,935
   Unrealized appreciation
      (depreciation)                             511,963            515,796            (96,482)          (207,875)
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $33,002,483        $49,853,933        $16,935,885        $35,265,060
--------------------------------------------------------------------------------------------------------------------
Cash                                         $        --        $   563,062        $    33,802        $   232,917
Receivable for investments sold                  245,000            315,000                 --                 --
Interest receivable                              481,870            890,850            271,960            562,197
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $33,729,353        $51,622,845        $17,241,647        $36,060,174
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $        --        $ 1,063,761        $        --        $        --
Payable for when-issued securities                    --            528,820                 --                 --
Due to bank                                       34,699                 --                 --                 --
Payable to affiliate for Trustees' fees               46                193                 --                136
Accrued expenses                                   3,478              3,263              1,502                 66
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    38,223        $ 1,596,037        $     1,502        $       202
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $33,179,167        $49,511,012        $17,336,627        $36,267,847
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                           511,963            515,796            (96,482)          (207,875)
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                                     $  614,127         $1,186,677         $1,162,746
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $  614,127         $1,186,677         $1,162,746
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee                       $   51,561         $   99,312         $   96,000
Trustees fees and expenses                          276              1,392              1,350
Legal and accounting services                    18,365             20,533             20,532
Custodian fee                                     8,491             13,492             11,797
Miscellaneous                                     4,210              5,783              6,619
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $   82,903         $  140,512         $  136,298
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    2,203         $    3,000         $    7,228
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    2,203         $    3,000         $    7,228
-------------------------------------------------------------------------------------------------

NET EXPENSES                                 $   80,700         $  137,512         $  129,070
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $  533,427         $1,049,165         $1,033,676
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   29,140         $  (62,921)        $  (55,868)
   Financial futures contracts                  (46,397)           (18,235)            (7,817)
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (17,257)        $  (81,156)        $  (63,685)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $  465,876         $  488,650         $  425,436
   Financial futures contracts                   36,021                 --             16,566
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  501,897         $  488,650         $  442,002
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  484,640         $  407,494         $  378,317
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $1,018,067         $1,456,659         $1,411,993
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------
Interest                                     $  986,382         $1,414,708          $ 511,794         $1,072,715
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $  986,382         $1,414,708          $ 511,794         $1,072,715
--------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   80,944         $  118,041          $  42,198         $   87,906
Trustees fees and expenses                        1,290              4,563                251              1,381
Legal and accounting services                    18,618             20,566             16,460             20,514
Custodian fee                                     9,035             12,545              7,413             11,774
Miscellaneous                                     7,052              7,975              5,186              6,708
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  116,939         $  163,690          $  71,508         $  128,283
--------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $       --         $       --          $   3,348         $    2,826
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $       --         $       --          $   3,348         $    2,826
--------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  116,939         $  163,690          $  68,160         $  125,457
--------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $  869,443         $1,251,018          $ 443,634         $  947,258
--------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   48,295         $   56,956          $(143,450)        $  (15,624)
   Financial futures contracts                     (250)               (44)            (1,786)           (16,411)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $   48,045         $   56,912          $(145,236)        $  (32,035)
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $  226,834         $  488,519          $ 337,752         $  373,256
   Financial futures contracts                   12,048             19,578              6,024                 --
--------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  238,882         $  508,097          $ 343,776         $  373,256
--------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  286,927         $  565,009          $ 198,540         $  341,221
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $1,156,370         $1,816,027          $ 642,174         $1,288,479
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   533,427        $ 1,049,165        $ 1,033,676
   Net realized loss                             (17,257)           (81,156)           (63,685)
   Net change in unrealized
      appreciation (depreciation)                501,897            488,650            442,002
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,018,067        $ 1,456,659        $ 1,411,993
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   369,399        $   569,609        $   662,492
   Withdrawals                                (2,416,555)        (5,801,911)        (7,186,152)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(2,047,156)       $(5,232,302)       $(6,523,660)
-------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(1,029,089)       $(3,775,643)       $(5,111,667)
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of period                       $22,603,762        $45,022,709        $44,189,432
-------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   869,443        $ 1,251,018        $   443,634        $   947,258
   Net realized gain (loss)                       48,045             56,912           (145,236)           (32,035)
   Net change in unrealized
      appreciation (depreciation)                238,882            508,097            343,776            373,256
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,156,370        $ 1,816,027        $   642,174        $ 1,288,479
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   569,846        $ 1,040,486        $    91,141        $   284,300
   Withdrawals                                (3,156,002)        (4,504,876)        (2,498,224)        (4,147,825)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(2,586,156)       $(3,464,390)       $(2,407,083)       $(3,863,525)
--------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(1,429,786)       $(1,648,363)       $(1,764,909)       $(2,575,046)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of period                       $35,120,916        $51,675,171        $19,005,054        $38,635,018
--------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,233,021       $  2,513,979       $  2,336,447
   Net realized gain                              74,516            156,957             55,649
   Net change in unrealized
      appreciation (depreciation)             (1,813,400)        (3,456,340)        (3,187,738)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (505,863)      $   (785,404)      $   (795,642)
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 1,647,497       $  6,349,671       $  7,777,378
   Withdrawals                                (7,215,977)       (20,489,768)       (14,335,749)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(5,568,480)      $(14,140,097)      $ (6,558,371)
-------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(6,074,343)      $(14,925,501)      $ (7,354,013)
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of year                         $28,678,105       $ 59,948,210       $ 51,543,445
-------------------------------------------------------------------------------------------------
AT END OF YEAR                               $22,603,762       $ 45,022,709       $ 44,189,432
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,867,367       $  2,857,046        $ 1,051,721       $  2,232,351
   Net realized gain (loss)                      167,593            231,736             34,583           (216,586)
   Net change in unrealized
      appreciation (depreciation)             (2,210,368)        (3,419,072)        (1,517,327)        (2,749,901)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (175,408)      $   (330,290)       $  (431,023)      $   (734,136)
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 3,960,119       $  6,571,148        $ 1,287,987       $  2,854,798
   Withdrawals                                (8,444,486)       (20,438,440)        (4,652,763)       (14,256,336)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(4,484,367)      $(13,867,292)       $(3,364,776)      $(11,401,538)
--------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(4,659,775)      $(14,197,582)       $(3,795,799)      $(12,135,674)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of year                         $39,780,691       $ 65,872,753        $22,800,853       $ 50,770,692
--------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $35,120,916       $ 51,675,171        $19,005,054       $ 38,635,018
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           CALIFORNIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.75%(1)         0.66%       0.62%       0.61%       0.63%       0.58%
   Expenses after custodian
      fee reduction                       0.73%(1)         0.66%       0.61%       0.59%       0.61%       0.55%
   Net investment income                  4.81%(1)         4.84%       4.67%       4.86%       4.98%       4.82%
Portfolio Turnover                           5%              13%         29%         40%         57%         36%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $21,575          $22,604     $28,678     $34,297     $43,194     $59,216
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             FLORIDA LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ---------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.66%(1)         0.62%       0.59%       0.58%       0.59%        0.55%
   Expenses after custodian
      fee reduction                       0.64%(1)         0.59%       0.57%       0.55%       0.57%        0.54%
   Net investment income                  4.92%(1)         4.87%       4.68%       4.90%       4.90%        4.73%
Portfolio Turnover                           3%              16%         16%         38%         66%          20%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,247          $45,023     $59,948     $72,241     $92,909     $127,835
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MASSACHUSETTS LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.67%(1)         0.61%       0.60%       0.60%       0.60%       0.57%
   Expenses after custodian
      fee reduction                       0.63%(1)         0.58%       0.57%       0.56%       0.58%       0.55%
   Net investment income                  5.05%(1)         4.92%       4.67%       4.90%       4.97%       4.72%
Portfolio Turnover                           4%              15%         19%         46%         60%         27%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $39,078          $44,189     $51,543     $56,583     $69,670     $97,135
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           NEW JERSEY LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.68%(1)         0.63%       0.62%       0.62%       0.61%       0.57%
   Expenses after custodian
      fee reduction                       0.68%(1)         0.60%       0.62%       0.61%       0.58%       0.55%
   Net investment income                  5.05%(1)         5.01%       4.78%       4.91%       4.96%       4.78%
Portfolio Turnover                           4%              15%         13%         21%         37%         42%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $33,691          $35,121     $39,781     $45,540     $58,266     $80,173
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             NEW YORK LIMITED PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ----------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.65%(1)         0.61%       0.59%       0.61%        0.58%        0.55%
   Expenses after custodian
      fee reduction                       0.65%(1)         0.58%       0.59%       0.59%        0.56%        0.53%
   Net investment income                  4.94%(1)         4.95%       4.74%       4.81%        4.87%        4.66%
Portfolio Turnover                           5%              18%         17%         53%          58%          32%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $50,027          $51,675     $65,873     $74,691     $100,014     $138,728
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              OHIO LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.80%(1)         0.69%       0.67%       0.64%       0.68%       0.63%
   Expenses after custodian
      fee reduction                       0.76%(1)         0.66%       0.64%       0.64%       0.65%       0.61%
   Net investment income                  4.93%(1)         5.00%       4.85%       5.05%       5.20%       5.06%
Portfolio Turnover                           5%              13%         19%         29%         34%         47%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $17,240          $19,005     $22,801     $24,216     $28,470     $33,529
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                          PENNSYLVANIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.69%(1)         0.63%       0.62%       0.60%       0.61%       0.58%
   Expenses after custodian
      fee reduction                       0.67%(1)         0.61%       0.60%       0.58%       0.59%       0.56%
   Net investment income                  5.07%(1)         5.03%       4.83%       5.03%       5.11%       4.81%
Portfolio Turnover                           2%              11%         16%         36%         51%         24%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $36,060          $38,635     $50,771     $57,708     $67,876     $92,194
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   September 30, 2000, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    California Limited                        $ 51,561                0.47%
    Florida Limited                             99,312                0.47%
    Massachusetts Limited                       96,000                0.47%
    New Jersey Limited                          80,944                0.47%
    New York Limited                           118,041                0.47%
    Ohio Limited                                42,198                0.47%
    Pennsylvania Limited                        87,906                0.47%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2000, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2000 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,107,950
    Sales                                      2,502,157

    FLORIDA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,164,061
    Sales                                      5,546,168

    MASSACHUSETTS LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,502,556
    Sales                                      6,978,695

    NEW JERSEY LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,183,657
    Sales                                      3,185,347

    NEW YORK LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,359,630
    Sales                                      4,872,651

    OHIO LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  901,736
    Sales                                      2,335,975

    PENNSYLVANIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  850,000
    Sales                                      3,900,668

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2000, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $21,182,964
    -----------------------------------------------------
    Gross unrealized appreciation             $   551,192
    Gross unrealized depreciation                (421,425)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   129,767
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $40,552,968
    -----------------------------------------------------
    Gross unrealized appreciation             $   767,426
    Gross unrealized depreciation              (1,005,687)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (238,261)
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,776,832
    -----------------------------------------------------
    Gross unrealized appreciation             $   756,442
    Gross unrealized depreciation              (1,109,037)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (352,595)
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $32,490,520
    -----------------------------------------------------
    Gross unrealized appreciation             $   838,242
    Gross unrealized depreciation                (326,279)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   511,963
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $49,338,137
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,031,683
    Gross unrealized depreciation                (515,887)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   515,796
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $17,032,367
    -----------------------------------------------------
    Gross unrealized appreciation             $   308,655
    Gross unrealized depreciation                (405,137)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (96,482)
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $35,472,935
    -----------------------------------------------------
    Gross unrealized appreciation             $   425,635
    Gross unrealized depreciation                (633,510)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (207,875)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2000, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/00       10 U.S. Treasury Bond     Short          $10,727

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   At September 30, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida and Pennsylvania
Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                                       74